LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM DEBT.
Schedule of convertible senior notes
	2013	2014
	RMB	RMB
2017 Convertible Senior Notes	814,222,650	—
2018 Convertible Senior Notes	4,842,960,000	4,963,680,000
Priceline Convertible Notes	—	3,102,300,000
Total	5,657,182,650	8,065,980,000